Annual Total Returns - VIPBondIndexPortfolio-InitialServiceService2PRO - VIPBondIndexPortfolio-InitialServiceService2PRO - VIP Bond Index Portfolio	Apr. 29, 2023
VIP Bond Index Portfolio - Initial Class
Bar Chart Table:
Annual Return, Inception Date	Apr. 19, 2018
Annual Return 2019	8.38%
Annual Return 2020	7.53%
Annual Return 2021	(1.95%)
Annual Return 2022	(13.19%)
VIP Bond Index Portfolio - Service Class 2
Bar Chart Table:
Annual Return, Inception Date	Apr. 19, 2018
VIP Bond Index Portfolio - Service Class
Bar Chart Table:
Annual Return, Inception Date	Apr. 11, 2019